7. Fixed Assets and Intangibles (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Depreciation			$ 646	$ 708
Amortization of Intangible Assets	$ 322,844	$ 12,946	$ 361,286	$ 104,773